Long-Term Incentive Plan and Other Compensatory Awards (Details 1) (USD $)					12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Exercise Price Range One [Member]	Dec. 31, 2011 Exercise Price Range One [Member]	Dec. 31, 2010 Exercise Price Range One [Member]	Dec. 31, 2012 Exercise Price Range Two [Member]	Dec. 31, 2011 Exercise Price Range Two [Member]	Dec. 31, 2012 Exercise Price Range Three [Member]	Dec. 31, 2011 Exercise Price Range Three [Member]	Dec. 31, 2010 Exercise Price Range Three [Member]	Dec. 31, 2012 Exercise Price Range Four [Member]	Dec. 31, 2011 Exercise Price Range Four [Member]	Dec. 31, 2010 Exercise Price Range Four [Member]
Exercise Price Upper Range Limit					$ 1.50	$ 1.5		$ 3	$ 3	$ 4.50	$ 4.5		$ 4.51	$ 6
Exercise Price Lower Range Limit					$ 0.30	$ 0.3		$ 1.51	$ 1.51	$ 3.01	$ 3.01		$ 6	$ 4.51
Ending Balance (Number of shares)	200,000	7,339,593	200,000	7,705,343	6,153,453			1,643,500		0	0		70,000	70,000
Options Outstanding - Weighted Average Remaining Contract Life					5 years 10 months 24 days	5 years 8 months 12 days		3 years 6 months	3 years 9 months 18 days	0 years	0 years		3 years	4 years
Options - weighted average excercise price					$ 0.99		$ 0.86	$ 2.2		$ 0		$ 0	$ 5.2		$ 5.2
Exercisable - Shares		6,173,109		5,482,037	5,022,290			1,570,000		0	0		70,000	70,000
Exercisable - Weighted - Average Exercise Price					$ 0.97	$ 0.93		$ 2.2	$ 2.22	$ 0	$ 0		$ 5.2	$ 5.2